Accounts payable, accrued liabilities and asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2018
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Components Accounts Payable and Accrued Liabilities

The components of the caption accounts payable and accrued liabilities are as follows:

	At December 31,
	2017	2018
Suppliers	Ps. 106,483,848	Ps. 118,406,380
Sundry creditors	91,842,929	91,087,197
Interest payable	8,930,561	8,535,519
Guarantee deposits from customers	1,460,286	1,421,336
Dividends payable	3,955,783	2,506,835

Total	Ps. 212,673,407	Ps. 221,957,267

Summary of Balance of Accrued Liabilities

The balance of accrued liabilities at December 31, 2017 and 2018 are as follows:

	At December 31,
	2017	2018
Current liabilities
Direct employee benefits payable	Ps. 16,673,627	Ps. 16,152,118
Contingencies	51,079,131	40,281,573

Total	Ps. 67,752,758	Ps. 56,433,691

Summary of Movements in Contingent Liabilities

The movements in contingencies for the years ended December 31, 2017 and 2018 are as follows:

	Balance at December 31, 2016	Business combination	Effect of translation	Increase of the year	Applications		Balance at December 31, 2017
					Payments	Reversals
Contingencies	Ps. 50,766,070	Ps. 115,971	Ps. (648,685)	Ps. 10,510,473	Ps. (7,618,520)	Ps. (2,046,178)	Ps. 51,079,131

	Balance at December 31, 2017	Business combination	Effect of translation	Increase of the year	Applications		Balance at December 31, 2018
					Payments	Reversals
Contingencies	Ps. 51,079,131	Ps. 7,812	Ps. (5,729,826)	Ps. 15,683,252	Ps. (6,203,329)	Ps. (14,555,467)	Ps. 40,281,573

Summary of Movements in Asset Retirement Obligations

The movements in the asset retirement obligations for the years ended December 31, 2017 and 2018 are as follows:

	Balance at December 31, 2016	Effect of translation	Increase of the year	Applications		Balance at December 31, 2017
				Payments	Reversals
Asset retirement obligations	Ps. 16,288,631	Ps. (119,928)	Ps. 3,160,320	Ps. (126,088)	Ps. (957,806)	Ps. 18,245,129

	Balance at December 31, 2017	Effect of translation	Increase of the year	Applications		Balance at December 31, 2018
				Payments	Reversals
Asset retirement obligations	Ps. 18,245,129	Ps. (2,020,853)	Ps. 1,062,745	Ps. (151,364)	Ps. (1,164,056)	Ps. 15,971,601